Matthews China Small Companies Fund	March 31, 2022

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.8%

	Shares	Value

INDUSTRIALS: 23.7%
Machinery: 8.3%
Airtac International Group	233,191	$7,497,295
Morimatsu International Holdings Co., Ltd.[b,c]	6,102,000	6,589,620
Estun Automation Co., Ltd. A Shares	1,129,400	3,547,406
Zhuzhou Huarui Precision Cutting Tools Co., Ltd. A Shares	194,899	3,517,230
Leader Harmonious Drive Systems Co., Ltd. A Shares	177,283	2,926,472

		24,078,023

Transportation Infrastructure: 4.2%
Yuexiu Transport Infrastructure, Ltd.	10,422,000	7,016,874
Hainan Meilan International Airport Co., Ltd. H Shares[b]	2,286,000	5,209,527

		12,226,401

Electrical Equipment: 4.1%
Zhejiang HangKe Technology, Inc., Co. A Shares	582,352	5,198,131
Ginlong Technologies Co., Ltd. A Shares	110,837	3,635,829
Hongfa Technology Co., Ltd. A Shares	415,755	3,076,070

		11,910,030

Construction & Engineering: 3.6%
China State Construction International Holdings, Ltd.	7,830,000	10,383,202

Professional Services: 2.2%
China Testing & Certification International Group Co., Ltd. A Shares	2,803,413	6,308,096

Marine: 1.3%
SITC International Holdings Co., Ltd.	1,028,500	3,596,363

Total Industrials		68,502,115

INFORMATION TECHNOLOGY: 23.5%
Semiconductors & Semiconductor Equipment: 18.5%
Pan Jit International, Inc.	2,584,000	9,043,920
Alchip Technologies, Ltd.	221,000	8,349,439
ACM Research, Inc. Class Ab	331,200	6,852,528
Sino Wealth Electronic, Ltd. A Shares	627,036	5,614,583
Beijing Huafeng Test & Control Technology Co., Ltd. A Shares	69,114	4,893,144
Flat Glass Group Co., Ltd. H Shares	1,247,000	4,760,904
StarPower Semiconductor, Ltd. A Shares	65,992	3,992,662
Faraday Technology Corp.	373,000	3,899,428
Andes Technology Corp.	222,000	3,081,966
Silergy Corp.	25,000	2,931,270

		53,419,844

Electronic Equipment, Instruments & Components: 2.6%
Kingboard Holdings, Ltd.	867,500	4,184,075
Kingboard Laminates Holdings, Ltd.	2,078,500	3,387,182
China High Precision Automation Group, Ltd.[b,d]	195,000	249

		7,571,506

	Shares	Value
Software: 2.4%
Longshine Technology Group Co., Ltd. A Shares	1,313,144	$5,709,533
Weimob, Inc.[b,c,e]	1,667,000	1,063,149

		6,772,682

Total Information Technology		67,764,032

CONSUMER DISCRETIONARY: 11.0%
Specialty Retail: 3.4%
China Meidong Auto Holdings, Ltd.	1,290,000	4,902,625
China Yongda Automobiles Services Holdings, Ltd.	4,501,500	4,863,267

		9,765,892

Hotels, Restaurants & Leisure: 2.8%
BTG Hotels Group Co., Ltd. A Shares[b]	1,431,900	5,131,341
Helens International Holdings Co., Ltd.[b]	1,781,500	3,097,992

		8,229,333

Auto Components: 2.2%
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	1,970,003	6,399,216

Textiles, Apparel & Luxury Goods: 1.5%
Xtep International Holdings, Ltd.	2,856,000	4,267,949

Diversified Consumer Services: 1.1%
China Yuhua Education Corp., Ltd.[c,e]	13,530,000	3,034,953

Total Consumer Discretionary		31,697,343

HEALTH CARE: 9.5%
Health Care Equipment & Supplies: 3.7%
Brighten Optix Corp.	434,000	3,551,782
Shenzhen New Industries Biomedical Engineering Co., Ltd. A Shares	660,965	3,529,692
Qingdao Haier Biomedical Co., Ltd. A Shares	294,470	3,295,869
Peijia Medical, Ltd.[b,c,e]	367,000	330,678

		10,708,021

Life Sciences Tools & Services: 1.8%
Pharmaron Beijing Co., Ltd. H Shares[c,e]	387,200	4,656,616
Frontage Holdings Corp.[b,c,e]	1,470,000	534,735

		5,191,351

Health Care Providers & Services: 1.5%
China National Accord Medicines Corp., Ltd. A Shares	811,270	4,308,659

Health Care Technology: 1.4%
B-Soft Co., Ltd. A Shares	3,358,178	3,991,070

Biotechnology: 1.1%
Legend Biotech Corp. ADR[b]	86,800	3,154,312

Total Health Care		27,353,413

FINANCIALS: 7.7%
Capital Markets: 4.1%
Haitong International Securities Group, Ltd.	30,168,000	5,401,614
China Merchants Securities Co., Ltd. H Shares[c,e]	3,382,600	3,958,788

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Matthews China Small Companies Fund	March 31, 2022

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
China Renaissance Holdings, Ltd.[c,e]	2,174,000	$2,652,920

		12,013,322

Diversified Financial Services: 3.6%
Chailease Holding Co., Ltd.	1,181,250	10,361,131

Total Financials		22,374,453

REAL ESTATE: 7.5%
Real Estate Management & Development: 7.5%
China Overseas Property Holdings, Ltd.	9,920,000	11,700,006
CIFI Ever Sunshine Services Group, Ltd.[c]	2,726,000	3,633,880
KWG Living Group Holdings, Ltd.[c]	7,137,000	2,630,881
Times China Holdings, Ltd.	6,397,000	2,116,015
KWG Group Holdings, Ltd.	3,879,500	1,584,905

Total Real Estate		21,665,687

MATERIALS: 5.4%
Chemicals: 4.0%
Jiangsu Cnano Technology Co., Ltd. A Shares	264,009	5,974,830
Sinoma Science & Technology Co., Ltd. A Shares	884,100	3,353,565
Asia Cuanon Technology Shanghai Co., Ltd. A Shares	791,300	2,113,694

		11,442,089

Construction Materials: 1.4%
Keshun Waterproof Technologies Co., Ltd. A Shares	2,244,580	4,076,836

Total Materials		15,518,925

CONSUMER STAPLES: 4.2%
Food Products: 4.2%
China Modern Dairy Holdings, Ltd.	25,345,000	4,085,333
Anjoy Foods Group Co., Ltd. A Shares	192,247	3,323,415
Yantai China Pet Foods Co., Ltd. A Shares	804,048	2,620,904
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. A Shares	504,800	2,221,257

Total Consumer Staples		12,250,909

	Shares	Value

UTILITIES: 3.1%
Gas Utilities: 3.1%
ENN Natural Gas Co., Ltd. A Shares	3,237,342	$8,988,586

Total Utilities		8,988,586

COMMUNICATION SERVICES: 2.2%
Entertainment: 2.2%
Kingsoft Corp., Ltd.	1,061,600	3,381,915
Bilibili, Inc. Class Zb	112,040	2,852,088

Total Communication Services		6,234,003

TOTAL INVESTMENTS: 97.8%		282,349,466
(Cost $334,891,947)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.2%		6,420,479

NET ASSETS: 100.0%		$288,769,945

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $249 and 0.00% of net assets.

e	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2022, the aggregate value is $16,231,839, which is 5.62% of net assets.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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